ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31
	2025	2024
Accrued employee compensation and benefits	$132,264	$95,960
Accrued expenses	76,481	56,528
Advances from customers	5,735	3,431
Income and indirect taxes payable	19,897	15,121
Total	$234,377	$171,040